UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

December 31, 2012

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 87.0%

Federal Judiciary, 0.00%, 2/15/14	51,000	50,368
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,347,370
STRIPS - COUPON, 0.00%, 2/15/15	9,650,000	9,588,597
AID (Israel), 0.00%, 5/1/15	10,000,000	9,855,540
STRIPS - COUPON, 0.00%, 5/15/15	19,508,000	19,356,462
AID (Israel), 0.00%, 8/15/15	15,000,000	14,744,790
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,794,320
STRIPS - COUPON, 0.00%, 8/15/15	26,728,000	26,480,231
STRIPS - PRINCIPAL, 0.00%, 8/15/15	6,000,000	5,945,154
STRIPS - COUPON, 0.00%, 11/15/15	35,431,000	35,040,232
STRIPS - PRINCIPAL, 0.00%, 11/15/15	31,750,000	31,477,807
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	4,090,988
Federal Judiciary, 0.00%, 2/15/16	10,000	9,598
STRIPS - COUPON, 0.00%, 2/15/16	5,000,000	4,935,005
STRIPS - COUPON, 0.00%, 5/15/16	9,200,000	9,057,943
STRIPS - COUPON, 0.00%, 8/15/16	39,000,000	38,293,281
STRIPS - COUPON, 0.00%, 11/15/16	35,000,000	34,268,780

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $239,097,650)		255,336,466

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 13.1%

TVA STRIPS - COUPON, 0.00%, 5/1/14	150,000	148,162
FICO STRIPS - COUPON, 0.00%, 5/2/14	96,000	95,168
FICO STRIPS - COUPON, 0.00%, 10/5/14	22,000	21,728
FICO STRIPS - COUPON, 0.00%, 11/30/14	180,000	177,508
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,561,975
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	133,893
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	2,986,706
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	999,829
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,414,645
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,894,484
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	50,850
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,955,278
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,924,214
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	185,620
FICO STRIPS - COUPON, 0.00%, 12/27/15	5,125,000	5,003,835
FICO STRIPS - COUPON, 0.00%, 6/6/16	5,000,000	4,849,315
FNMA STRIPS - COUPON, 0.00%, 11/15/16	4,250,000	4,081,730

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $34,213,368)		38,484,940

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $273,311,018)		293,821,406

OTHER ASSETS AND LIABILITIES — (0.1)%		(270,933)

TOTAL NET ASSETS — 100.0%		$293,550,473

Notes to Schedule of Investments

AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$273,342,700
Gross tax appreciation of investments	$20,478,706
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$20,478,706

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

December 31, 2012

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 89.7%

Federal Judiciary, 0.00%, 2/15/19	306,000	272,167
Federal Judiciary, 0.00%, 8/15/19	339,000	296,326
REFCORP STRIPS - COUPON, 0.00%, 10/15/19	630,000	569,361
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,500,000	5,887,583
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	14,674,000	13,163,576
REFCORP STRIPS - COUPON, 0.00%, 4/15/20	7,299,000	6,517,153
AID (Israel), 0.00%, 5/1/20	15,000,000	13,048,440
AID (Israel), 0.00%, 5/15/20	396,000	349,020
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	25,918,000	22,831,684
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	23,094,642
Federal Judiciary, 0.00%, 8/15/20	115,000	96,746
STRIPS - COUPON, 0.00%, 8/15/20	2,500,000	2,251,120
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	12,059,000	10,534,176
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,374,150
STRIPS - COUPON, 0.00%, 11/15/20	62,000,000	55,484,048
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	16,789,000	14,506,284
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,723,381
Federal Judiciary, 0.00%, 2/15/21	110,000	90,612
STRIPS - COUPON, 0.00%, 2/15/21	36,688,000	32,490,563
STRIPS - PRINCIPAL, 0.00%, 2/15/21	8,000,000	7,107,904
AID (Israel), 0.00%, 5/15/21	5,000,000	4,233,225
STRIPS - COUPON, 0.00%, 5/15/21	10,000,000	8,777,520
STRIPS - PRINCIPAL, 0.00%, 5/15/21	13,250,000	11,670,878
STRIPS - COUPON, 0.00%, 8/15/21	13,000,000	11,316,474
STRIPS - PRINCIPAL, 0.00%, 8/15/21	4,500,000	3,932,181
STRIPS - COUPON, 0.00%, 11/15/21	6,000,000	5,175,774

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $204,178,120)		269,794,988

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 10.2%

FICO STRIPS - PRINCIPAL, 0.00%, 4/5/19	535,000	483,664
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	9,827
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	5,700,000	5,120,835
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	7,920
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,528,144
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,663,720
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	6,293,460
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,705,824

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,885,550)		30,813,394

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $228,063,670)		300,608,382

OTHER ASSETS AND LIABILITIES — 0.1%		332,252

TOTAL NET ASSETS — 100.0%		$300,940,634

Notes to Schedule of Investments

AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$228,382,968
Gross tax appreciation of investments	$72,225,414
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$72,225,414

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

December 31, 2012

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 92.6%

REFCORP STRIPS - COUPON, 0.00%, 1/15/24	4,650,000	3,572,386
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	1,560,000	1,184,067
REFCORP STRIPS - COUPON, 0.00%, 7/15/24	6,926,000	5,193,316
REFCORP STRIPS - COUPON, 0.00%, 10/15/24	6,006,000	4,446,272
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	16,753,346
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	16,608,344
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	3,059,943
STRIPS - COUPON, 0.00%, 8/15/25	14,208,000	10,579,433
STRIPS - COUPON, 0.00%, 11/15/25	112,500,000	82,852,987
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	6,000,000	4,172,538
STRIPS - COUPON, 0.00%, 2/15/26	7,299,000	5,325,672
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	31,041,000	21,389,577
STRIPS - COUPON, 0.00%, 5/15/26	9,991,000	7,213,282
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	29,127,000	19,613,335
STRIPS - COUPON, 0.00%, 8/15/26	7,100,000	5,070,635
STRIPS - PRINCIPAL, 0.00%, 8/15/26	1,000,000	720,788
STRIPS - COUPON, 0.00%, 11/15/26	11,000,000	7,774,976
STRIPS - PRINCIPAL, 0.00%, 11/15/26	5,000,000	3,566,920

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $166,876,077)		219,097,817

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 7.6%

FNMA STRIPS - COUPON, 0.00%, 4/8/24	10,000	7,256
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	729,630
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	30,461
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	171,268
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	6,000,000	4,188,444
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,249,369
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	1,645,000	1,147,990
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	4,973,135
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	789,054
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	4,043,316
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	555,397

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,631,053)		17,885,320

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $180,507,130)		236,983,137

OTHER ASSETS AND LIABILITIES — (0.2)%		(441,465)

TOTAL NET ASSETS — 100.0%		$236,541,672

Notes to Schedule of Investments

Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$181,774,609
Gross tax appreciation of investments	$55,393,040
Gross tax depreciation of investments	(184,512)
Net tax appreciation (depreciation) of investments	$55,208,528

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2013